Financial Instruments - Narrative (Detail) $ in Millions	Sep. 30, 2023 CAD ($) $ / bbl	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Borrowings	$ 7,224	$ 8,691
Discounted credit adjusted risk free rate	5.40%
Sunrise Oil Sands Partnership
Disclosure of detailed information about financial instruments [Line Items]
Estimated fair value of contingent payment	$ 295	419
Western Canadian Select Forward Pricing
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term (in CAD per barrel) | $ / bbl	89.81
West Texas Intermediate Option Volatility
Disclosure of detailed information about financial instruments [Line Items]
Average implied volatility contingent payment percentage	36.60%
Foreign Exchange Average Volatility Rate Contingent
Disclosure of detailed information about financial instruments [Line Items]
Average implied volatility contingent payment percentage	5.90%
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 6,200	$ 7,800